Promissory note	12 Months Ended
Jan. 31, 2023
Borrowing costs [abstract]
Promissory note [Text Block]

14. Promissory note

On December 12, 2023, the Company availed a loan for $35,000 repayable in four months by issue of a promissory note. The loan carries an interest of 59.9%pa. The Company accrued interest of $2,870 as of January 31, 2023. This loan is not repaid as of January 31, 2023.